Income Taxes - Schedule of Income Taxes And Non-Controlling Interest Allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Taxes And Non-Controlling Interest Allocation [Line Items]
Income before income taxes and non-controlling interest	$ (1,496,341)	$ 409,359	$ 4,306,224
Epsium BVI [Member]
Schedule of Income Taxes And Non-Controlling Interest Allocation [Line Items]
Income before income taxes and non-controlling interest	(1,415,438)	(699,020)	(658,866)
Epsium HK [Member]
Schedule of Income Taxes And Non-Controlling Interest Allocation [Line Items]
Income before income taxes and non-controlling interest	(7,710)	(5,157)	(9,194)
Media Icon [Member]
Schedule of Income Taxes And Non-Controlling Interest Allocation [Line Items]
Income before income taxes and non-controlling interest	(642)
Luz [Member]
Schedule of Income Taxes And Non-Controlling Interest Allocation [Line Items]
Income before income taxes and non-controlling interest	$ (72,551)	$ 1,113,536	$ 4,974,284